Acquisitions and Divestitures - Pro Forma Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Total revenue	$ 24,278	$ 37,502	$ 87,003	$ 99,451	$ 117,617	$ 114,588
Net loss attributable to IDEX common shareholders	$ (45,850)	$ (54,568)	$ (112,555)	$ (76,217)	$ (257,281)	$ (94,097)
Earnings (loss) per share
Basic (in dollars per share)	$ (0.09)	$ (0.11)	$ (0.23)	$ (0.17)	$ (0.57)	$ (0.40)
Diluted (in dollars per share)	$ (0.07)	$ (0.02)	$ (0.13)	$ (0.05)	$ (0.57)	$ (0.40)
Weighted average shares outstanding
Basic (in shares)	494,061,205	477,214,431	496,392,410	440,151,607	447,829,204	232,707,448
Diluted (in shares)	497,792,525	438,269,237	497,577,331	418,089,587	447,829,204	232,707,448